Capital Lease and Finance Obligations - FortisBC Electric (Details) - FortisBC Electric - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Brilliant Plant
Capital Leased Assets [Line Items]
Concentration purchased output percentage	94.00%
Capital lease costs recognized in energy supply costs and operating expenses	CAD 27	CAD 27
Brilliant Plant | Capital Leases
Capital Leased Assets [Line Items]
Stated interest rate (percent)	5.00%
BTS
Capital Leased Assets [Line Items]
Capital lease costs recognized in energy supply costs and operating expenses	CAD 3	CAD 3
BTS | Capital Leases
Capital Leased Assets [Line Items]
Stated interest rate (percent)	9.00%